                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C

                      ML LIFE INSURANCE COMPANY OF NEW YORK
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C

                         SUPPLEMENT DATED AUGUST 6, 2007
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 2007
                                       FOR

                       MERRILL LYNCH CONSULTS ANNUITY(SM)

This supplement updates the Prospectuses for the Merrill Lynch Consults Annuity(SM) (the "Consults Annuity") issued by Merrill Lynch Life Insurance Company or ML Life Insurance Company of New York. Please retain this supplement with your Consults Annuity Prospectus for your reference.

Effective August 6, 2007, Roszel Advisors, LLC, the investment adviser for the MLIG Variable Insurance Trust (the "MLIG Trust"), changed the name and subadviser, and restated the investment objective of one of the portfolios described in your Contract prospectus. Additionally, effective October 8, 2007, Roszel Advisors, LLC, will further change the name of the same portfolio.

The Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio of the MLIG Trust is now subadvised by NFJ Investment Group, L.P., and has changed its name to the Roszel/Allianz NFJ Small-Mid Cap Value Portfolio, and restated its investment objective to "seek long-term growth of capital and income." Accordingly, the name of the subaccount corresponding to this portfolio changed from the Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Subaccount to the Roszel/Allianz NFJ Small-Mid Cap Value Subaccount.

Additionally, in order to reflect NFJ Investment Group, L.P.'s focus on mid cap securities rather than small-mid cap securities, MLIG Trust's board further approved changing the name from the Roszel/Allianz NFJ Small-Mid Cap Value Portfolio to the Roszel/Allianz NFJ Mid Cap Value Portfolio, effective October 8, 2007. Accordingly, the name of the subaccount corresponding to the portfolio will change from the Roszel/Allianz NFJ Small-Mid Cap Value Subaccount to the Roszel/Allianz NFJ Mid Cap Value Subaccount, effective October 8, 2007.

Therefore, as of the date of this supplement, generally all references to the Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio or Subaccount and Kayne Anderson Rudnick Investment Management, LLC in the prospectus and statement of additional information, as supplemented, are references to the Roszel/Allianz NFJ Small-Mid Cap Value Portfolio or Subaccount, and NFJ Investment Group, L.P., respectively. Additionally, effective October 8, 2007, generally all references to the Roszel/Allianz NFJ Small-Mid Cap Value Portfolio or Subaccount in the prospectus and statement of additional information, as supplemented, will be references to the Roszel/Allianz NFJ Mid Cap Value Portfolio or Subaccount. The stated asset class/investment style of the portfolio will remain unchanged until October 8, 2007.


                                                                     101884-0807
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Effective October 8, 2007, the entry for the portfolio in the chart under the section "The Funds" in your prospectus should be replaced in its entirety with the following:

MLIG Variable                                 Investment                   Asset Class/
Insurance Trust      Investment Objective     Adviser(s)    Subadviser   Investment Style
---------------   -------------------------   ----------   -----------   ----------------
Roszel/Allianz    Seeks long-term growth of   Roszel       NFJ           Domestic
NFJ Mid Cap       capital and income          Advisors     Investment    Equity/Mid Cap
Value Portfolio                                            Group, L.P.   Value

                                      * * *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 (for Consults Annuities issued by Merrill Lynch Life Insurance Company) or (800) 333-6524 (for Consults Annuities issued by ML Life Insurance Company of New York), or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.